Fair Value Measurements (Narrative-Balances Measured at Fair Value) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 20, 2011	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available for sale		$ 16,000	$ 17,300
Available-for-sale Securities, Current			500
Fair Value, Discount Amount, Available for sales securities		2,900	2,900
Business Combination, Contingent Consideration, Liability for Payments to Option Holder, Current		900	800
Business Combination, Contingent Consideration, Liability for Payments to Option Holder, Noncurrent		1,900	2,100
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available for sale		$ 16,454	17,752	$ 20,500
Debt Security, Interest Rate, Stated Percentage		7.50%
Fair Value, Measurements, Recurring [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available for sale		$ 16,454	$ 17,752
Available-for-sale Securities [Member] | Discount Rate [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage		11.216%	9.637%
Peninsula Gaming [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Current		$ 500
Kansas Star [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination, Contingent Consideration Arrangements, Payment to Option Holder, Percentage of EBITDA	1.00%
Contingent Payments | Discount Rate [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage		10.80%	9.20%